Cash and cash equivalents - Short-Term Deposits, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	$ 62,231	$ 313,107
Short-term deposits, classified as cash equivalents	$ 329,500	$ 322,500
Short term deposit one
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.40%	0.43%
Principal	$ 21,033	$ 1,000
Interest accrued to-date	216	4
Short-term deposits, classified as cash equivalents	$ 21,249	$ 1,004
Short term deposit two
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.40%	0.08%
Principal	$ 9,988	$ 5,300
Interest accrued to-date	4	3
Short-term deposits, classified as cash equivalents	$ 9,992	$ 5,303
Short term deposit three
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.39%	0.45%
Principal	$ 17,978	$ 500
Interest accrued to-date	7	1
Short-term deposits, classified as cash equivalents	$ 17,985	$ 501
Short term deposit four
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.49%	0.40%
Principal	$ 15,000	$ 1,000
Interest accrued to-date	31	2
Short-term deposits, classified as cash equivalents	$ 15,031	$ 1,002
Short term deposit five
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.20%	0.36%
Principal	$ 15,000	$ 500
Interest accrued to-date	21	1
Short-term deposits, classified as cash equivalents	$ 15,021	$ 501
Short term deposit six
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.41%	0.27%
Principal	$ 10,197	$ 2,000
Interest accrued to-date	61	2
Short-term deposits, classified as cash equivalents	$ 10,258	$ 2,002
Short term deposit seven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.42%	0.34%
Principal	$ 14,078	$ 50,000
Interest accrued to-date	34	39
Short-term deposits, classified as cash equivalents	$ 14,112	$ 50,039
Short term deposit eight
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.41%	0.34%
Principal	$ 10,362	$ 50,000
Interest accrued to-date	91	39
Short-term deposits, classified as cash equivalents	$ 10,453	$ 50,039
Short term deposit nine
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.41%	0.46%
Principal	$ 10,252	$ 1,000
Interest accrued to-date	57	3
Short-term deposits, classified as cash equivalents	$ 10,309	$ 1,003
Short term deposit ten
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.41%	0.25%
Principal	$ 10,164	$ 500
Interest accrued to-date	62	0
Short-term deposits, classified as cash equivalents	$ 10,226	$ 500
Short term deposit eleven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.40%	0.09%
Principal	$ 14,981	$ 4,500
Interest accrued to-date	18	2
Short-term deposits, classified as cash equivalents	$ 14,999	$ 4,502
Short term deposit twelve
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.43%	0.44%
Principal	$ 50,158	$ 99,452
Interest accrued to-date	66	88
Short-term deposits, classified as cash equivalents	$ 50,224	$ 99,540
Short term deposit thirteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.48%	0.32%
Principal	$ 50,158	$ 500
Interest accrued to-date	66	1
Short-term deposits, classified as cash equivalents	$ 50,224	$ 501
Short term deposit fourteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.48%	0.18%
Principal	$ 1,800	$ 800
Interest accrued to-date	2	0
Short-term deposits, classified as cash equivalents	$ 1,802	$ 800
Short term deposit fifteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.47%	0.10%
Principal	$ 1,000	$ 2,509
Interest accrued to-date	1	2
Short-term deposits, classified as cash equivalents	$ 1,001	$ 2,511
Short term deposit sixteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.46%	0.10%
Principal	$ 295	$ 1,806
Interest accrued to-date	3	1
Short-term deposits, classified as cash equivalents	$ 298	$ 1,807
Short term deposit seventeen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.14%	0.10%
Principal	$ 5,056	$ 1,505
Interest accrued to-date	0	0
Short-term deposits, classified as cash equivalents	$ 5,056	$ 1,505
Short term deposit eighteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.28%	0.45%
Principal	$ 21,000	$ 99,352
Interest accrued to-date	0	88
Short-term deposits, classified as cash equivalents	$ 21,000	99,440
Short term deposit nineteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.47%
Principal	$ 900
Interest accrued to-date	0
Short-term deposits, classified as cash equivalents	$ 900
Short term deposit twenty
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.47%
Principal	$ 992
Interest accrued to-date	1
Short-term deposits, classified as cash equivalents	$ 993
Short term deposit twenty one
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.47%
Principal	$ 992
Interest accrued to-date	0
Short-term deposits, classified as cash equivalents	$ 992
Short term deposit twenty two
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.47%
Principal	$ 551
Interest accrued to-date	0
Short-term deposits, classified as cash equivalents	$ 551
Short term deposit twenty three
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.41%
Principal	$ 18,424
Interest accrued to-date	78
Short-term deposits, classified as cash equivalents	$ 18,502
Short term deposit twenty four
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.43%
Principal	$ 18,037
Interest accrued to-date	5
Short-term deposits, classified as cash equivalents	$ 18,042
Short term deposit twenty five
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.40%
Principal	$ 10,219
Interest accrued to-date	61
Short-term deposits, classified as cash equivalents	10,280
Short-term deposits classified as cash equivalents
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	328,615	322,224
Interest accrued to-date	885	276
Short-term deposits, classified as cash equivalents	$ 329,500	$ 322,500